ENTITY-WIDE DISCLOSURES - Schedule of Disclosure of Non-current Assets Allocated To Geographic Areas (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Disaggregation of Non-current assets [Line Items]
Property, plant and equipment	$ 32,668,158	$ 5,446,807
Right-of-use assets	60,902,362	7,498,724	$ 6,573,964
Intangible assets	81,899,830	42,090,843
Contract asset	14,113,415	14,327,709
Non-current assets	189,583,765	69,364,083
Canada
Disclosure of Disaggregation of Non-current assets [Line Items]
Property, plant and equipment	18,035,651	5,050,367
Right-of-use assets	7,446,976	5,586,207
Intangible assets	76,127,010	36,615,165
Contract asset	14,113,415	14,327,709
Non-current assets	115,723,052	61,579,448
United States
Disclosure of Disaggregation of Non-current assets [Line Items]
Property, plant and equipment	14,632,507	396,440
Right-of-use assets	53,455,386	1,912,517
Intangible assets	5,772,820	5,475,678
Contract asset	0	0
Non-current assets	$ 73,860,713	$ 7,784,635